Related Party Transactions (Details) - Schedule of Remuneration Paid to Related Parties - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Remuneration Paid to Related Parties [Abstract]
Salaries and benefits	$ 14,956	$ 61,116